Significant Accounting Policies (Narrative) (Details) $ / shares in Units, ₪ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) affiliate $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Jan. 01, 2019 USD ($)	Jun. 30, 2013 ILS (₪)	May 31, 2012 USD ($)	May 31, 2012 ILS (₪)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 ILS (₪)	Jun. 30, 2011 ILS (₪)	Jun. 30, 2010
Significant Accounting Policies [Line Items]
Adjustments on revenue recognized from performance obligations	$ (19,400,000)	$ 27,040,000	$ 47,520,000
Components of accumulated other comprehensive income loss, tax	(66,259,000)	(50,019,000)	(7,292,000)
Impairment on affiliated company	$ 4,400,000	3,700,000	17,500,000
Number of affiliated companies | affiliate	1
Net book value of capitalized ERP system development costs	$ 66,490,000	47,957,000
Impairment of long-lived assets	3,500	0	5,520,000
Goodwill impairment	0	0	0
Severance expenses	66,841,000	59,943,000	56,515,000
Cost of revenue sold, change in estimate	$ (45,700,000)	$ 4,600,000	$ 32,200,000
Percentage of cost of revenue sold	(1.33%)	0.14%	1.19%
Cost of revenue sold, increase (decrease) to net income	$ (39,400,000)	$ 4,200,000	$ 28,600,000
Cost of revenue sold, increase (decrease) in earnings per share, diluted | $ / shares	$ (0.89)	$ 0.10	$ 0.67
Percentage of revenue from service
Cross currency interest rate swap, amount | ₪										₪ 1,100
Received interest payments semi-annually in NIS										4.84%	4.84%
Issuance amount of Series A Note	$ 0	$ 60,764,000				$ 24,407,000	₪ 92	$ 217,420,000	₪ 807	₪ 1,100
Rights sold to receive payments from the Israeli Ministry of Defense	250,943,000	63,259,000
OPERATING LEASE RIGHT OF USE ASSETS	423,088,000	365,763,000
Operating lease liability	463,456,000	385,852,000
Accounts Receivable, Sale	362,381,000
Financial expenses related to sold rights	$ 3,500	$ 2,200
Subsidiary D
Significant Accounting Policies [Line Items]
Voting rights	51.00%
Subsidiary E
Significant Accounting Policies [Line Items]
Impairment on affiliated company	$ 4,400,000
Contractual rights percentage	50.00%
Series A
Significant Accounting Policies [Line Items]
Cross currency interest rate swap, amount | ₪					₪ 900
Minimum
Significant Accounting Policies [Line Items]
Percentage of equity voting rights	20.00%
Maximum
Significant Accounting Policies [Line Items]
Percentage of equity voting rights	50.00%
Cross Currency Interest Rate Swaps | London Interbank Offered Rate (LIBOR) | Senior Notes
Significant Accounting Policies [Line Items]
Debt instrument, description of variable rate basis	LIBOR
Derivative, basis spread on variable rate	1.84%
ASU 2016-02 | Minimum
Significant Accounting Policies [Line Items]
Operating lease liability				$ 350,000,000
ASU 2016-02 | Maximum
Significant Accounting Policies [Line Items]
Operating lease liability				$ 400,000,000
Software and Software Development Costs | Minimum
Significant Accounting Policies [Line Items]
Amortization period of capitalized direct software development costs	3 years
Software and Software Development Costs | Maximum
Significant Accounting Policies [Line Items]
Amortization period of capitalized direct software development costs	12 years